Issued Capital, Equity Compensation, and Warrants - Additional Information (Details) $ / shares in Units, shares in Thousands, $ in Thousands					12 Months Ended		15 Months Ended
	Dec. 22, 2017 shares	Nov. 27, 2017 shares	Sep. 14, 2017 shares	May 16, 2017 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 $ / shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility					$ 929		$ 1,071
Financing costs related to the equity portion					1,755
Financing costs related to the debt portion					1,888
Accounts payable and accrued liabilities					$ 3,546		$ 1,637
Stock options granted | shares	30	60	1,860	100	3,085	3,085	1,873	1,873
Number of share options exercised | shares					1,073	1,073	1,602	1,602
Stock-based compensation expense					$ 11,412		$ 3,193
Weighted average exercise price of share options exercised						$ 2.22		$ 1.75
Directors, Officers and Employees
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock options granted | shares					3,085	3,085
Restricted Shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					1,589	1,589	873	873
Restricted Shares | Operating Expense
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs recorded as a share-based payments expense					$ 6,989				$ 1,682
Restricted Shares | Cost of Sales
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs recorded as a share-based payments expense					89
Restricted Shares | Inventory
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs recorded as a share-based payments expense					1
Restricted Shares | 2018
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs previously granted but not yet vested					748
Restricted Shares | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs previously granted but not yet vested					183
Restricted Shares | 2020
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of RSs previously granted but not yet vested					$ 28
Deferred Share Units
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					73	73	9	9
Fair value of shares granted					$ 336
Cashless Exercise Provision Stock Option Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares					392		558
Number of share options exercised | shares					608	608	933	933
Stock-based compensation expense					$ 4,423		$ 1,511
Weighted average exercise price of share options exercised						$ 6.22		$ 4.25
Cashless Exercise Provision Stock Option Plan | 2018
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of options granted but not yet vested					3,052
Cashless Exercise Provision Stock Option Plan | 2019
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Fair value of options granted but not yet vested					224
Cashless Exercise Provision Stock Option Plan | Cost of Sales
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense					65
Cashless Exercise Provision Stock Option Plan | Inventory
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Stock-based compensation expense					$ 50
Equity Incentive Plan
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Maximum term for stock option granted					5 years	5 years
Equity Incentive Plan | Restricted Shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					1,589	1,589
Fair value of shares granted					$ 7,883
Debt Issuance Costs
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Accounts payable and accrued liabilities					$ 1,361
Accrued Liabilities Reduction | Equity Incentive Plan | Restricted Shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					27	27
Operating Expenses | Equity Incentive Plan | Restricted Shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares granted | shares					1,562	1,562
Ganfeng
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares					15,000
Credit facility					$ 125,000
Percentage of offtake entitlement					80.00%	80.00%
Off-take agreements term					20 years	20 years
Percentage of interest required in issued capital to nominate one individual.					17.50%	17.50%
Ganfeng | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.					15.00%	15.00%
BCP Innovation Pte Ltd
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of shares issued | shares					10,000
Par value per share | $ / shares										$ 4.25
Gross proceeds from common share					$ 80,999	$ 106,000,000
Ganfeng and Bangchak Investment Agreements
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility					205,000
Bangchak
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Credit facility					$ 80,000
Percentage of offtake entitlement					20.00%	20.00%
Off-take agreements term					20 years	20 years
Percentage of interest required in issued capital to nominate one individual.					16.40%	16.40%
Bangchak | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Percentage of interest required in issued capital to nominate one individual.					15.00%	15.00%